Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Table
Debt at December 31 consisted of:

	2013		2012
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
7% Notes due 2013 (issued: $150.0, October 1993)	$0	$0	$149.9	$157.1
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	497.6	509.1	497.3	549.1
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.3	359.6	295.2	385.0
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.6	473.7	394.5	513.5
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $677.1 and $731.2)	673.4	731.3	726.2	789.7
Total	$1,860.9	$2,073.7	$2,063.1	$2,394.4

Aggregate Principal Payments on Debt Outstanding	Aggregate required principal payments on debt outstanding at December 31, 2013, were as follows:

(millions)
Year	Payments
2014	$0
2015	0
2016	0
2017	0
2018	0
Thereafter	1,877.1
Total	$1,877.1

Cash Flow Hedging
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The original unrealized gain (loss) at the time of each debt issuance and the unamortized balance at December 31, 2013, on a pretax basis, of these hedges, were as follows:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2013
3.75% Senior Notes	$(5.1)	$(4.1)
6 5/8% Senior Notes	(4.2)	(3.3)
6.25% Senior Notes	5.1	4.1
6.70% Debentures	34.4	9.7